Document And Entity Information	May 22, 2025
Document Information [Line Items]
Entity, Registrant Name	PROFESSIONAL DIVERSITY NETWORK, INC.
Document, Type	8-K
Document, Period End Date	May 22, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35824
Entity, Tax Identification Number	80-0900177
Entity, Address, Address Line One	55 E. Monroe Street, Suite 2120
Entity, Address, City or Town	Chicago
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	614-0950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	IPDN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001546296